Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Operating loss	$ (6,869,022)	$ (2,522,597)		$ (12,693,219)	$ (5,210,565)			$ (18,379,329)	$ (6,519,918)
Other (income) expense:
(Gain) on sale of assets	(3,908)			(3,908)
Foreign currency transaction (gain)	(17,709)	(9,848)		(27,593)
Loss on repricing of warrants	590,266			590,266
Other (income) expense:
Other (income) expense, net	746	(9,453)		1,153,127	(5,241)			(293,862)	(1,601,568)
Loss on extinguishment of debt									9,484,113
Interest expense, net	1,556,597	853,660		6,491,664	1,655,634			3,714,017	725,166
Total other (income) expense, net	(27,542,462)	834,359		(19,227,994)	1,650,393			9,881,242	8,607,711
Change in fair value of warrant liabilities	(29,668,454)			(27,431,550)				6,461,087
Income taxes
Net income (loss)	$ 20,673,440	$ (3,356,956)	$ (1,074,911)	$ 6,534,775	$ (6,860,958)			$ (28,260,571)	$ (15,127,629)
Basic weighted average shares outstanding (in Shares)	39,963,266	9,669,217		39,872,864	9,669,217			18,982,139	9,637,962
Diluted weighted average shares outstanding (in Shares)	44,345,319	9,669,217		40,602,678	9,669,217
Basic income (loss) per share (in Dollars per share)	$ 0.52	$ (0.35)		$ 0.16	$ (0.71)			$ (1.75)	$ (1.57)
Diluted income (loss) per share (in Dollars per share)	$ 0.49	$ (0.35)		$ 0.16	$ (0.71)
Revenue:
Total revenue	$ 1,128,115	$ 2,989,559		$ 3,948,895	$ 5,225,524			$ 11,434,959	$ 8,591,540
Costs and expenses:
Cost of revenue (exclusive of items shown separately below)	1,900,602	2,540,062		4,832,869	4,439,223			11,863,862	6,850,248
Depreciation	53,209	117,086		326,308	228,405			516,949	365,097
Research and development	482,761	583,870		709,728	1,851,282			2,376,912	3,533,713
General and administrative	5,560,565	2,271,138		10,773,209	3,917,179			15,056,565	4,362,400
Total costs and expenses	7,997,137	5,512,156		16,642,114	10,436,089			29,814,288	15,111,458
Service
Revenue:
Revenue	$ 1,128,115	2,796,159		3,948,395	5,032,124			11,210,559	7,854,068
Product
Revenue:
Revenue									242,637
Service – related party
Revenue:
Related party-Revenue		193,400		$ 500	193,400			224,400	332,767
Product – related party
Revenue:
Related party-Revenue									162,068
CleanTech Acquisition Corp
Operating and formation costs		1,446,459			1,905,106		$ 1,000		1,201,383
Franchise tax expense		76,033			96,761				97,200
Operating loss		(1,522,492)			(2,001,867)		(1,000)		(1,298,583)
Other (income) expense:
Transaction costs allocated to warrant liabilities									(155,037)
Net gain on investments held in Trust Account		235,270			252,815				5,428
Change in fair value of warrant liabilities		503,750			2,917,250				1,077,750
Income (loss) before income taxes		(783,472)			1,168,198
Income taxes		(12,359)			(12,359)
Change in fair value of over-allotment option liability									(225,000)
Net income (loss)		$ (795,831)			$ 1,155,839		$ (1,000)		$ (595,442)
Basic weighted average shares outstanding (in Shares)		21,562,500	3,750,000		21,562,500	3,750,000	3,750,000		11,781,678
Basic income (loss) per share (in Dollars per share)		$ (0.04)	$ 0		$ 0.05	$ 0	$ 0		$ (0.05)